Earnings Per Share - Potential Future Changes in Share Capital (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of potential changes in share capital [line items]
Share capital	€ 2,008,177
Additional paid-in capital	€ 2,094,000	€ 2,094,000
Ordinary share [member]
Disclosure of potential changes in share capital [line items]
Number of maximum shares issuable	13,497,406
Share capital	€ 7,423
Additional paid-in capital	€ 5,264
Subscription price per shares	€ 0.94
Ordinary share [member] | 2015 convertible bond [member]
Disclosure of potential changes in share capital [line items]
Number of maximum shares issuable	1,082,485,386
Share capital	€ 2,000,000
Ordinary share [member] | Convertible bonds [member]
Disclosure of potential changes in share capital [line items]
Share capital	€ 2,000,000
2014 Stock option plan [member] | Ordinary share [member]
Disclosure of potential changes in share capital [line items]
Number of maximum shares issuable	133,042
Share capital	€ 73
Additional paid-in capital	€ 80
Subscription price per shares	€ 1.15
2015 stock option plan [member] | Ordinary share [member]
Disclosure of potential changes in share capital [line items]
Number of maximum shares issuable	343,069
Share capital	€ 189
Additional paid-in capital	€ 158
Subscription price per shares	€ 1.01
2016 stock option plan [member] | Ordinary share [member]
Disclosure of potential changes in share capital [line items]
Number of maximum shares issuable	893,617
Share capital	€ 492
Additional paid-in capital	€ 393
Subscription price per shares	€ 0.99
Stock option plan [member] | Ordinary share [member]
Disclosure of potential changes in share capital [line items]
Number of maximum shares issuable	14,867,134
Share capital	€ 8,177
Additional paid-in capital	€ 5,895